EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY
EQUITY

15.EQUITY

15.1 SHARE CAPITAL

Authorized share capital

Unlimited number of common shares voting and participating, with no par value.

	For the year ended December 31, 2021	For the year ended December 31, 2020
Shares issued at the start of the period	27,299,332	26,178,281
Shares issued from placements	11,479,977	—
Exercise of warrants	7,821,700	872,291
Exercise of options	720,201	145,000
Shares issued for conversion debt (convertible bond)	7,500,000	—
Shares issued for interest payment	297,106	—
Share based compensation	—	103,760
Shares issued at the end of period	55,118,316	27,299,332

On September 1, 2020, the Company issued an aggregate of 103,759 common shares at a price of $2 per common share, for an aggregate amount of $208 to 31 of its employees in settlement of an unpaid portion of wages resulting from a temporary measure in response to the COVID-19 pandemic.

On January 20, 2021, the Company concluded an underwritten public offering agreement for 1,034,500 common shares, at a price of $14.50 per share for gross proceeds of $15M. The buyers exercised their option to purchase an additional 155,175 common shares. The total gross proceeds obtained from this public offering agreement sum up to $17.25M.

On February 12, 2021, the Company closed a private placement equity financing totaling $5.8M and the Company issued a total of 396,552 common shares at a price of $14.50 per share. Of this amount, Investissement Québec, acting as mandatory for the government of Québec, subscribed for 317,241 common shares, and Pallinghurst, subscribed for the remainder of the common shares.

On June 23, 2021, the Company concluded an underwritten public offering agreement for 7,000,000 common shares, at a price of $9.22 (US$7.50) per share for gross proceeds of $64.5M (US$52.5M). The buyers exercised their option to purchase an additional 915,000 common shares. The total gross proceeds obtained from this public offering agreement sum up to $72.9M (US$59.4M). Of this amount, Pallinghurst purchased 66,666 common shares.

On July 23, 2021, the Company closed a private placement equity financing with Investissement Québec, acting as mandatory for the government of Québec, and issued a total of 1,978,750 common shares at a price of $9.25 per share for total proceeds of $18.3M. This financing was complemented in the context of the underwritten public offering agreement closed on June 23, 2021.

15.2 LOSS PER SHARE

Basic loss per share is calculated by dividing the net loss for the year by the weighted average number of ordinary shares outstanding during the year.

Since the Company reports a loss, the diluted net loss per common share is equal to the basic net loss share as there are no instruments that have a dilutive effect on earnings.

15.3 WARRANTS

		December 31, 2021		December 31, 2020
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	7,853,439	2.26	2,676,614	3.80
Issued	—	—	7,500,000	2.20
Exercised	(7,821,700)	2.25	(872,291)	3.50
Expired	(31,739)	3.50	(1,450,884)	4.00
Ending balance	—	—	7,853,439	2.26

15.4 SHARE-BASED PAYMENTS

The Board of Directors determines the price per common share and the number of common shares which may be allocated to each director, officer, employee and consultant and all other terms and conditions of the option, subject to the rules of the TSXV. The plan has a policy that caps the maximum of total options that can be granted to 10% of the total outstanding shares of the Company.

All share-based payments will be settled in equity. The Company has no legal or contractual obligation to repurchase or settle the options in cash.

The Company’s share options are as follows for the year ended December 31, 2021 and 2020:

		December 31, 2021		December 31, 2020
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	2,400,000	3.20	1,582,500	2.80
Granted	735,000	15.95	1,192,500	3.64
Exercised	(720,201)	3.06	(145,000)	3.05
Expired	(51,300)	7.00	(230,000)	2.66
Forfeited	(1,250)	16.84	—	—
Cancelled	(10,000)	16.84	—	—
Ending balance	2,352,249	7.07	2,400,000	3.20
Options that can be exercised	2,058,500	7.30	2,000,000	3.37

The weighted average share price at the time of exercise for 2021 is $13.45 ($6.24 in 2020).

For the year ended December 31, 2021, the Company granted 245,000 options to officers, 375,000 to directors, 105,000 to employees, and 10,000 to consultants. The vesting period on option granted varies from vesting immediately to in four semi-annual tranche. Each option entitles the holder to subscribe to one common share of the Company, at an average price of $15.95 per common share, for a period of 5 years.

For the year ended December 31, 2020, the Company granted 505,000 options to officers, 207,500 to directors, 285,000 to employees, and 195,000 to consultants. Options granted have different vesting periods. Each option entitles the holder to subscribe to one common share of the Company, at an average price of $3.64 per common share, for an average period of 4.8 years.

The weighted average fair value of the share options granted were estimated using the Black-Scholes option pricing model based on the following average assumptions:

	2021	2020
Share price at date of grant	$15.95	$3.64
Expected life	5 years	4.75 years
Risk-free interest rate	0.82%	0.39%
Expected volatility	67.86%	54.68%
Expected dividend	Nil	Nil

The expected annualized volatility was based on historical data for the Company. The fair value of the share options is amortized over the vesting period, considering expected forfeitures. Share options issued are exercisable at the closing market price of the common shares of the day prior to their grant.

			December 31, 2021
			Weighted average
			exercise price
Expiration date	Total number	Total exercisable	$
Year 2022	115,000	115,000	3.23
Year 2023	375,000	325,000	3.42
Year 2024	312,500	312,500	2.33
Year 2025	826,000	676,000	3.30
Year 2026	723,750	630,000	15.93
Ending balance	2,352,250	2,058,500	7.07